Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Federal reserve bank required reserve	$ 8,706,000
Other real estate owned	4,470,249	6,782,422
Useful life of intangible assets	10 years
Net Carrying Amount, Core deposits	679,970
Advertising expense	419,873	278,330
Goodwill	10,620,814	9,362,498
Goodwill, acquired during period	$ 1,258,316